PROSPECTUS
APRIL  30,  2000
CALVERT  FIRST  GOVERNMENT  MONEY  MARKET  FUND
INSTITUTIONAL  CLASS



ABOUT  THE  FUND
2     INVESTMENT  OBJECTIVE
2     INVESTMENT  STRATEGIES  AND  RISKS
2     PERFORMANCE
3     FEES  AND  EXPENSES

ABOUT  THE  ADVISOR
3     MANAGEMENT  AND  ADVISORY  FEES

SHAREHOLDER  GUIDE
4     HOW  TO  BUY  SHARES
5     DIVIDENDS  AND  TAXES
5     HOW  TO  SELL  SHARES
6     FINANCIAL  HIGHLIGHTS





THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INVESTMENT  OBJECTIVE

CALVERT FIRST GOVERNMENT MONEY MARKET FUND (THE "FUND") IS A U.S. GOVERNMENT-ONLY MONEY MARKET FUND THAT SEEKS TO EARN THE HIGHEST POSSIBLE YIELD CONSISTENT WITH SAFETY, LIQUIDITY, AND PRESERVATION OF CAPITAL. IN PURSUING ITS OBJECTIVE, THE FUND INVESTS ONLY IN U.S. GOVERNMENT OBLIGATIONS, INCLUDING SUCH OBLIGATIONS SUBJECT TO REPURCHASE AGREEMENTS WITH RECOGNIZED SECURITIES DEALERS AND BANKS. THE FUND SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE.

THE  FUND  IS  OFFERED  IN  THIS  PROSPECTUS  TO  INSTITUTIONAL  INVESTORS.

PRINCIPAL  INVESTMENT  STRATEGIES

FUND  ASSETS  ARE  INVESTED  IN  SHORT-TERM  MONEY  MARKET INSTRUMENTS, SUCH AS:
OBLIGATIONS ISSUED BY THE U.S. TREASURY, SUCH AS U.S. TREASURY BILLS, NOTES AND BONDS; SECURITIES ISSUED BY U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES; REPURCHASE AGREEMENTS; AND VARIABLE-RATE DEMAND NOTES. ALL INVESTMENTS MUST COMPLY WITH THE SEC MONEY MARKET FUND REQUIREMENTS.

PRINCIPAL  RISKS

- INVESTMENTS IN OBLIGATIONS NOT GUARANTEED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT ARE SUBJECT TO THE ABILITY OF THE ISSUER TO MAKE PAYMENT AT MATURITY.

- THE YIELD OF THE FUND WILL CHANGE IN RESPONSE TO MARKET INTEREST RATES. IN GENERAL, AS MARKET RATES GO UP SO WILL THE FUND'S YIELD, AND VICE VERSA. ALTHOUGH THE FUND TRIES TO KEEP THE VALUE OF ITS SHARES CONSTANT AT $1.00 PER SHARE, EXTREME CHANGES IN MARKET RATES, AND OR SUDDEN CREDIT DETERIORATION OF A HOLDING COULD CAUSE THE VALUE TO DECREASE. THE FUND LIMITS THE AMOUNT INVESTED IN ANY ONE ISSUER TO TRY TO LESSEN EXPOSURE.

- AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


PERFORMANCE

THE BAR CHART AND TABLE BELOW SHOW THE INSTITUTIONAL CLASS' ANNUAL RETURNS AND ITS LONG-TERM PERFORMANCE. THE CHART AND TABLE PROVIDE SOME INDICATION OF THE RISKS OF INVESTING IN THE FUND. THE CHART SHOWS HOW THE PERFORMANCE HAS VARIED FROM YEAR TO YEAR. THE TABLES COMPARE RETURNS OVER TIME TO THE LIPPER INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET INDEX. THE INDEX IS A COMPOSITE INDEX OF THE ANNUAL RETURN OF MUTUAL FUNDS THAT HAVE SIMILAR INVESTMENT GOALS. INSTITUTIONAL CLASS SHARES HAVE AN ACTUAL INCEPTION DATE OF 9/15/98. HOWEVER, CLASS O SHARES (NOT OFFERED IN THIS PROSPECTUS) HAVE AN INCEPTION DATE OF 12/7/76. IN THE CHART AND TABLE BELOW, PERFORMANCE RESULTS BEFORE 9/30/98 ARE FOR CLASS O. BECAUSE CLASS O HAD HIGHER EXPENSES, ITS PERFORMANCE WAS LOWER THAN THE INSTITUTIONAL CLASS WOULD HAVE REALIZED IN THE SAME PERIOD. THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW IT WILL PERFORM IN THE FUTURE.


[INSERT  BAR  CHART  HERE]


BEST  QUARTER  (OF  PERIODS  SHOWN)     Q1  '90     1.90%
WORST  QUARTER  (OF  PERIODS  SHOWN)     Q2  '93     0.66%



AVERAGE  ANNUAL  TOTAL  RETURNS  (AS  OF  12.31.99)

                            1  YEAR     5  YEAR     10  YEAR
FIRST  GOVERNMENT
   INSTITUTIONAL  CLASS     4.84%       4.98%        4.78%
LIPPER  INSTITUTIONAL  U.S.
   GOVERNMENT  MONEY
   MARKET  INDEX            4.80%       5.23%        5.05%


FOR CURRENT YIELD INFORMATION ON THE INSTITUTIONAL CLASS, CALL 800-317-2274, OR VISIT CALVERT GROUP'S WEBSITE AT WWW.CALVERT.COM.

FEES  AND  EXPENSES  OF  THE  CLASS
THESE TABLES DESCRIBE THE FEES AND EXPENSES YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE CLASS.

SHAREHOLDER  FEES
(FEES  PAID  DIRECTLY  FROM  YOUR  INVESTMENT)
                                                  INSTITUTIONAL
CLASS

MAXIMUM  SALES  LOAD  ON  PURCHASES               NONE
MAXIMUM  DEFERRED  SALES  LOAD                    NONE
MAXIMUM  SALES  LOAD  ON  REINVESTED  DIVIDENDS   NONE
REDEMPTION  FEES                                  NONE
EXCHANGE  FEE                                     NONE

ANNUAL  FUND  OPERATING  EXPENSES1
(EXPENSES  THAT  ARE  DEDUCTED  FROM  FUND  ASSETS)

                                                  INSTITUTIONAL
CLASS

MANAGEMENT  FEES                                       .30%
DISTRIBUTION  AND  SERVICE  (12B-1)  FEES               NONE
OTHER  EXPENSES                                        .20%
TOTAL  ANNUAL  FUND  OPERATING  EXPENSES               .50%

1THE INSTITUTIONAL CLASS EXPENSES ARE BASED ON THE MOST RECENT FISCAL YEAR. MANAGEMENT FEES INCLUDE THE ADMINISTRATIVE FEE PAID BY THE FUND TO CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF THE ADVISOR.





EXAMPLE
THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CLASS WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT:

-     YOU  INVEST  $1,000,000  IN  THE  CLASS  FOR  THE  TIME  PERIODS
      INDICATED;
-     YOU  REDEEM  ALL  SHARES  AT  THE  END  OF  THE  PERIODS;
-     YOUR  INVESTMENT  HAS  A  5%  RETURN  EACH  YEAR;  AND
-     THE  FUND'S  OPERATING  EXPENSES  REMAIN  THE  SAME.

ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, UNDER THESE ASSUMPTIONS YOUR COSTS WOULD BE:

                        1  YEAR     3  YEARS     5  YEARS     10  YEARS
CALVERT  FIRST
GOVERNMENT
INSTITUTIONAL  CLASS     $5,113     $16,038      $27,969      $62,823


ABOUT  CALVERT  GROUP
CALVERT ASSET MANAGEMENT COMPANY, INC. ("CAMCO"), 4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MD 20814, IS THE FUND'S INVESTMENT ADVISOR AND PROVIDES DAY-TO-DAY INVESTMENT MANAGEMENT SERVICES TO THE FUND. IT HAS BEEN MANAGING MUTUAL FUNDS SINCE 1976. CAMCO IS THE INVESTMENT ADVISOR FOR OVER 25 MUTUAL FUND PORTFOLIOS, INCLUDING THE FIRST AND LARGEST FAMILY OF SOCIALLY SCREENED FUNDS. AS OF DECEMBER 31, 1999, CAMCO HAD OVER $6.5 BILLION IN ASSETS UNDER MANAGEMENT.

ADVISORY  FEES
THE AGGREGATE ANNUAL ADVISORY FEE PAID TO CAMCO BY THE FUND FOR THE MOST RECENT FISCAL YEAR AS A PERCENTAGE OF THE FUND'S AVERAGE DAILY NET ASSETS WAS .25%.

SHAREHOLDER  GUIDE

HOW  TO  BUY  SHARES
OPENING  AN  ACCOUNT
COMPLETE AND SIGN AN APPLICATION FOR EACH NEW ACCOUNT. FOR MORE INFORMATION, PLEASE CONTACT THE CALVERT INSTITUTIONAL MARKETING GROUP AT 800-317-2274.

THE MINIMUM INITIAL INVESTMENT AND MINIMUM BALANCE REQUIRED IS $1,000,000. THE MINIMUM FOR SUBSEQUENT INVESTMENTS IS $25,000. INVESTMENTS MAY BE MADE BY WIRE OR BY EXCHANGE FROM ANOTHER CALVERT GROUP ACCOUNT:

WIRE  INVESTMENTS  TO:     STATE  STREET  BANK  AND  TRUST  COMPANY
     BOSTON  MA
     ABA#  011000028
     FBO:  CFGMMF  INSTITUTIONAL  FUND  701
     WIRE  ACCOUNT  #9903-765-7
     YOUR  NAME  AND  ACCOUNT  NUMBER

IMPORTANT  -  HOW  SHARES  ARE  PRICED
THE PRICE OF SHARES IS BASED ON EACH FUND'S NET ASSET VALUE ("NAV"). NAV IS DETERMINED ACCORDING TO THE "AMORTIZED COST" METHOD. IT IS COMPUTED PER CLASS BY ADDING THE VALUE OF A FUND'S HOLDINGS PLUS OTHER ASSETS, SUBTRACTING LIABILITIES, AND THEN DIVIDING THE RESULT BY THE NUMBER OF SHARES OUTSTANDING.

THE NAV IS CALCULATED AS OF THE CLOSE OF EACH BUSINESS DAY, WHICH COINCIDES WITH THE CLOSING OF THE REGULAR SESSION OF THE NEW YORK STOCK EXCHANGE ("NYSE") (NORMALLY 4:00 P.M. ET). EACH FUND IS OPEN FOR BUSINESS EACH DAY THE NYSE IS OPEN. PLEASE NOTE THAT THERE ARE SOME FEDERAL HOLIDAYS, SUCH AS COLUMBUS DAY AND VETERANS DAY, WHEN THE NYSE IS OPEN AND EACH FUND IS OPEN, BUT NO PURCHASES MAY BE RECEIVED BECAUSE THE BANKS ARE CLOSED.

WHEN  YOUR  ACCOUNT  WILL  BE  CREDITED
BEFORE YOU BUY SHARES, PLEASE READ THE FOLLOWING INFORMATION TO MAKE SURE YOUR INVESTMENT IS CREDITED PROPERLY AND IN A TIMELY MANNER.

YOUR PURCHASE WILL BE PROCESSED AT THE NAV NEXT CALCULATED AFTER YOUR ORDER IS RECEIVED. A TELEPHONE ORDER PLACED TO CALVERT INSTITUTIONAL MARKETING GROUP BY 1:00 P.M. EASTERN TIME WILL RECEIVE THE DIVIDEND ON CLASS SHARES DECLARED THAT DAY IF FEDERAL FUNDS ARE RECEIVED BY THE CUSTODIAN BY 5:00 P.M. EASTERN TIME. TELEPHONE ORDERS PLACED AFTER 1:00 P.M. WILL BEGIN EARNING DIVIDENDS ON CLASS SHARES THE NEXT BUSINESS DAY. IF NO TELEPHONE ORDER IS PLACED, INVESTMENTS BEGIN EARNING DIVIDENDS THE NEXT BUSINESS DAY. EXCHANGES BEGIN EARNING DIVIDENDS THE NEXT BUSINESS DAY AFTER THE EXCHANGE REQUEST IS RECEIVED BY MAIL OR TELEPHONE.

ALL OF YOUR PURCHASES MUST BE MADE BY WIRE. NO CASH OR CHECKS WILL BE ACCEPTED. THE FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES FOR A PERIOD OF TIME OR TO REJECT ANY SPECIFIC PURCHASE ORDER.

EXCHANGES
EACH EXCHANGE REPRESENTS THE SALE OF SHARES OF ONE FUND AND THE PURCHASE OF SHARES OF ANOTHER. IF YOUR INVESTMENT GOALS CHANGE, THE CALVERT GROUP FAMILY OF FUNDS HAS A VARIETY OF INVESTMENT ALTERNATIVES THAT INCLUDES COMMON STOCK FUNDS, TAX-EXEMPT AND CORPORATE BOND FUNDS, AND MONEY MARKET FUNDS. THE EXCHANGE PRIVILEGE IS A CONVENIENT WAY TO BUY SHARES IN OTHER CALVERT GROUP FUNDS IN ORDER TO RESPOND TO CHANGES IN YOUR GOALS OR IN MARKET CONDITIONS. BEFORE YOU MAKE AN EXCHANGE FROM A FUND, PLEASE NOTE THE FOLLOWING:

CALL THE CALVERT INSTITUTIONAL MARKETING GROUP FOR INFORMATION AND A PROSPECTUS FOR ANY OF CALVERT'S OTHER FUNDS REGISTERED IN YOUR STATE. READ THE PROSPECTUS OF THE FUND INTO WHICH YOU WANT TO EXCHANGE FOR RELEVANT INFORMATION. SHARES MAY ONLY BE EXCHANGED FOR SHARES OF THE SAME CLASS OF ANOTHER CALVERT FUND.

COMPLETE AND SIGN AN APPLICATION FOR AN ACCOUNT IN THAT FUND, TAKING CARE TO REGISTER YOUR NEW ACCOUNT IN THE SAME NAME AND TAXPAYER IDENTIFICATION NUMBER AS YOUR EXISTING CALVERT ACCOUNT(S). EXCHANGE INSTRUCTIONS MAY THEN BE GIVEN BY TELEPHONE IF TELEPHONE REDEMPTIONS HAVE BEEN AUTHORIZED AND THE SHARES ARE NOT IN CERTIFICATE FORM.

EXCHANGE REQUESTS WILL NOT BE ACCEPTED ON ANY DAY WHEN CALVERT IS OPEN BUT THE FUND'S CUSTODIAN BANK IS CLOSED (E.G., COLUMBUS DAY AND VETERAN'S DAY); THESE EXCHANGE REQUESTS WILL BE PROCESSED THE NEXT DAY THE FUND'S CUSTODIAN BANK IS OPEN.

EACH FUND AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS. TO PROTECT THE INTERESTS OF INVESTORS, EACH FUND AND THE DISTRIBUTOR MAY REJECT ANY ORDER CONSIDERED MARKET-TIMING ACTIVITY.

THE FUND RESERVES THE RIGHT TO TERMINATE OR MODIFY THE EXCHANGE PRIVILEGE WITH 60 DAYS' WRITTEN NOTICE.

OTHER  CALVERT  GROUP  FEATURES

CALVERT  INFORMATION  NETWORK
FOR  24  HOUR  PERFORMANCE  AND  ACCOUNT  INFORMATION  CALL
800-368-2745  OR  VISIT  WWW.CALVERT.COM

YOU CAN OBTAIN CURRENT PERFORMANCE AND PRICING INFORMATION, VERIFY ACCOUNT BALANCES, AND AUTHORIZE CERTAIN TRANSACTIONS WITH THE CONVENIENCE OF ONE TELEPHONE CALL, 24 HOURS A DAY.

TELEPHONE  TRANSACTIONS
YOU MAY PURCHASE, REDEEM, EXCHANGE SHARES, OR WIRE FUNDS BY TELEPHONE IF YOU HAVE PRE-AUTHORIZED SERVICE INSTRUCTIONS. YOU RECEIVE TELEPHONE PRIVILEGES AUTOMATICALLY WHEN YOU OPEN YOUR ACCOUNT UNLESS YOU ELECT OTHERWISE. FOR OUR
MUTUAL PROTECTION, THE FUND, THE SHAREHOLDER SERVICING AGENT AND THEIR AFFILIATES USE PRECAUTIONS SUCH AS VERIFYING SHAREHOLDER IDENTITY AND RECORDING TELEPHONE CALLS TO CONFIRM INSTRUCTIONS GIVEN BY PHONE. A CONFIR-

MATION STATEMENT IS SENT FOR MOST TRANSACTIONS; PLEASE REVIEW THIS STATEMENT AND VERIFY THE ACCURACY OF YOUR TRANSACTION IMMEDIATELY.

ELECTRONIC  DELIVERY  OF  PROSPECTUSES  AND  SHAREHOLDER  REPORTS
YOU MAY REQUEST TO RECEIVE ELECTRONIC DELIVERY OF PROSPECTUSES AND ANNUAL AND SEMI-ANNUAL REPORTS.

COMBINED  GENERAL  MAILINGS  (HOUSEHOLDING)
JOIN US IN OUR EFFORTS TO CONSERVE PAPER AND SAVE ON POSTAGE. IF YOU HAVE MULTIPLE ACCOUNTS WITH CALVERT, YOU MAY RECEIVE COMBINED MAILINGS OF SHAREHOLDER INFORMATION, SUCH AS ACCOUNT STATEMENTS, CONFIRMATIONS OF TRANSACTIONS, PROSPECTUSES AND SEMI-ANNUAL AND ANNUAL REPORTS.

SPECIAL  SERVICES  AND  CHARGES
THE FUND PAYS FOR SHAREHOLDER SERVICES BUT NOT FOR SPECIAL SERVICES THAT ARE REQUIRED BY A FEW SHAREHOLDERS, SUCH AS A REQUEST FOR A HISTORICAL TRANSCRIPT OF AN ACCOUNT, OR A STOP PAYMENT ON A DRAFT. YOU MAY BE REQUIRED TO PAY A FEE FOR THESE SPECIAL SERVICES.

DIVIDENDS  AND  TAXES

EACH YEAR, THE FUND DISTRIBUTES SUBSTANTIALLY ALL OF ITS NET INVESTMENT INCOME TO SHAREHOLDERS. DIVIDENDS FROM THE FUND'S NET INVESTMENT INCOME ARE DECLARED DAILY AND PAID MONTHLY. NET INVESTMENT INCOME CONSISTS OF INTEREST INCOME, NET SHORT-TERM CAPITAL GAINS, IF ANY, AND DIVIDENDS DECLARED AND PAID ON INVESTMENTS, LESS EXPENSES.

DIVIDEND  PAYMENT  OPTIONS
DIVIDENDS AND ANY DISTRIBUTIONS ARE AUTOMATICALLY REINVESTED IN THE SAME FUND AT NAV (WITHOUT SALES CHARGE), UNLESS YOU ELECT TO HAVE AMOUNTS OF $10 OR MORE PAID IN CASH BY WIRE TO A PREDESIGNATED BANK ACCOUNT. DIVIDENDS AND DISTRIBUTIONS FROM ANY CALVERT GROUP FUND MAY BE AUTOMATICALLY INVESTED IN AN IDENTICALLY REGISTERED ACCOUNT IN ANY OTHER CALVERT GROUP FUND AT NAV. IF REINVESTED IN THE SAME ACCOUNT, NEW SHARES WILL BE PURCHASED AT NAV ON THE REINVESTMENT DATE, WHICH IS GENERALLY 1 TO 3 DAYS PRIOR TO THE PAYMENT DATE. YOU MUST NOTIFY THE FUND IN WRITING TO CHANGE YOUR PAYMENT OPTIONS.

FEDERAL  TAXES
IN JANUARY, THE FUND WILL MAIL YOU FORM 1099-DIV INDICATING THE FEDERAL TAX STATUS OF DIVIDENDS AND ANY CAPITAL GAIN DISTRIBUTIONS PAID TO YOU BY THE FUND DURING THE PAST YEAR. DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE TO YOU REGARDLESS OF WHETHER THEY ARE TAKEN IN CASH OR REINVESTED. DIVIDENDS, INCLUDING SHORT-TERM CAPITAL GAINS, ARE TAXABLE AS ORDINARY INCOME. DISTRIBUTIONS FROM LONG-TERM CAPITAL GAINS ARE TAXABLE AS LONG-TERM CAPITAL GAINS, REGARDLESS OF HOW LONG YOU HAVE OWNED FUND SHARES. A PORTION OF THE FUND'S DIVIDENDS MAY QUALIFY FOR THE DIVIDENDS RECEIVED DEDUCTION FOR CORPORATIONS.

OTHER  TAX  INFORMATION
IN ADDITION TO FEDERAL TAXES, YOU MAY BE SUBJECT TO STATE OR LOCAL TAXES ON YOUR INVESTMENT, DEPENDING ON THE LAWS IN YOUR AREA. YOU WILL BE NOTIFIED TO THE EXTENT, IF ANY, THAT DIVIDENDS REFLECT INTEREST RECEIVED FROM U.S. GOVERNMENT
SECURITIES.  SUCH  DIVIDENDS  MAY  BE  EXEMPT  FROM  CERTAIN STATE INCOME TAXES.

TAXPAYER  IDENTIFICATION  NUMBER
IF WE DO NOT HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER ("TIN") AND A SIGNED CERTIFIED APPLICATION OR FORM W-9, FEDERAL LAW MAY REQUIRE THE FUND TO WITHHOLD 31% OF YOUR DIVIDENDS. IN ADDITION, YOU MAY BE SUBJECT TO A FINE. YOU WILL ALSO BE PROHIBITED FROM OPENING ANOTHER ACCOUNT BY EXCHANGE. IF THIS TIN INFORMATION IS NOT RECEIVED WITHIN 60 DAYS AFTER YOUR ACCOUNT IS ESTABLISHED, YOUR ACCOUNT MAY BE REDEEMED AT THE CURRENT NAV ON THE DATE OF REDEMPTION. THE FUND RESERVES THE RIGHT TO REJECT ANY NEW ACCOUNT OR ANY PURCHASE ORDER FOR FAILURE TO SUPPLY A CERTIFIED TIN.

HOW  TO  SELL  SHARES

YOU MAY REDEEM ALL OR A PORTION OF YOUR SHARES ON ANY DAY THE FUND IS OPEN FOR BUSINESS. YOUR SHARES WILL BE REDEEMED AT THE NEXT NAV CALCULATED AFTER YOUR REDEMPTION REQUEST IS RECEIVED. YOU WILL RECEIVE DIVIDENDS THROUGH THE DATE THE REQUEST IS RECEIVED AND PROCESSED.

A TELEPHONE ORDER FOR A REDEMPTION MUST BE RECEIVED BY THE CALVERT INSTITUTIONAL MARKETING GROUP BY NOON EASTERN TIME IN ORDER FOR THE PROCEEDS TO BE SENT TO YOU ON THE SAME BUSINESS DAY. WHEN THE NYSE IS CLOSED (OR WHEN TRADING IS RESTRICTED) FOR ANY REASON OTHER THAN ITS CUSTOMARY WEEKEND OR HOLIDAY CLOSINGS, OR UNDER ANY EMERGENCY CIRCUMSTANCES AS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION, REDEMPTIONS MAY BE SUSPENDED OR PAYMENT DATES POSTPONED. PLEASE NOTE THAT THERE ARE SOME FEDERAL HOLIDAYS, HOWEVER, SUCH AS COLUMBUS DAY AND VETERANS' DAY, WHEN THE NYSE IS OPEN AND THE FUND IS OPEN BUT REDEMPTIONS CANNOT BE MAILED OR WIRED BECAUSE THE POST OFFICES AND BANKS ARE CLOSED.

IF MAKING IMMEDIATE PAYMENT COULD ADVERSELY AFFECT THE FUND, IT MAY TAKE UP TO SEVEN (7) DAYS TO MAKE PAYMENT. THE FUND HAS THE RIGHT TO REDEEM SHARES IN ASSETS OTHER THAN CASH FOR REDEMPTION AMOUNTS EXCEEDING, IN ANY 90-DAY PERIOD, $250,000 OR 1% OF THE NET ASSET VALUE OF THE FUND, WHICHEVER IS LESS.

FOLLOW THESE SUGGESTIONS TO ENSURE TIMELY PROCESSING OF YOUR REDEMPTION REQUEST:

BY  TELEPHONE
INSTITUTIONAL  MARKETING  GROUP  800.317.2274
YOU MAY REDEEM SHARES FROM YOUR ACCOUNT BY TELEPHONE AND HAVE YOUR MONEY ELECTRONICALLY TRANSFERRED OR WIRED TO A BANK YOU HAVE PREVIOUSLY AUTHORIZED. TO BETTER ENABLE CAMCO TO KEEP THE FUND FULLY INVESTED, CALVERT REQUESTS THAT YOU NOTIFY THE INSTITUTIONAL MARKETING GROUP AT LEAST 24 HOURS IN ADVANCE FOR ANY REDEMPTION OVER $10 MILLION PER DAY. A CHARGE OF $5 MAY BE IMPOSED ON WIRE TRANSFERS OF LESS THAN $50,000.

WRITTEN  REQUESTS
CALVERT  GROUP,  P.O.  BOX  219544,  KANSAS  CITY,  MO  64121-9544
YOUR LETTER SHOULD INCLUDE YOUR ACCOUNT NUMBER AND FUND AND THE NUMBER OF SHARES OR THE DOLLAR AMOUNT YOU ARE REDEEMING. PLEASE PROVIDE A DAYTIME TELEPHONE NUMBER, IF POSSIBLE, FOR US TO CALL IF WE HAVE QUESTIONS. IF THE MONEY IS BEING SENT TO A NEW BANK, PERSON, OR ADDRESS OTHER THAN THE ADDRESS OF RECORD, YOUR LETTER MUST BE SIGNATURE GUARANTEED.

CORPORATIONS  AND  ASSOCIATIONS
YOUR LETTER OF INSTRUCTION AND CORPORATE RESOLUTION SHOULD BE SIGNED BY PERSON(S) AUTHORIZED TO ACT ON THE ACCOUNT, ACCOMPANIED BY SIGNATURE GUARANTEE(S).


FINANCIAL  HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE FOR THE PAST FIVE (5) FISCAL YEARS (OR IF SHORTER, THE PERIOD OF THE FUND'S OPERATIONS). THE FUND'S FISCAL YEAR END IS DECEMBER 31. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE SHARE. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED (OR
LOST) ON AN INVESTMENT IN THE FUND, ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. THIS INFORMATION HAS BEEN AUDITED BY PRICEWATERHOUSECOOPERS LLP, WHOSE REPORT AND THE FUND'S FINANCIAL STATEMENTS ARE INCLUDED IN THE FUND'S ANNUAL REPORT, AVAILABLE UPON REQUEST.



                                             PERIODS  ENDED
                                    DECEMBER  31,     DECEMBER  31,
INSTITUTIONAL  CLASS  SHARES          1999                1998^
NET  ASSET  VALUE,  BEGINNING          $1.00             $1.00
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME            .047              .015
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME           (.047)            (.015)
NET  ASSET  VALUE,  ENDING             $1.00             $1.00

TOTAL  RETURN                           4.84%             1.49%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME            4.72%             4.95%(A)
     TOTAL  EXPENSES                     .50%              .43%(A)
     EXPENSES  BEFORE  OFFSETS           .38%              .34%(A)
     NET  EXPENSES                       .37%              .32%(A)
NET  ASSETS,  ENDING  (IN  THOUSANDS)  $19,679            $20,128


(A)     ANNUALIZED

^  FROM  SEPTEMBER  16,  1998  INCEPTION.

TO  OPEN  AN  ACCOUNT:
800-317-2274

SERVICE  FOR  EXISTING  ACCOUNTS:
800-317-2274

TDD  FOR  HEARING-IMPAIRED:
800-541  1524

BRANCH  OFFICE:
4550  MONTGOMERY  AVENUE
SUITE  1000N
BETHESDA,  MD  20814


REGISTERED,  CERTIFIED  OR
OVERNIGHT  MAIL:
CALVERT  GROUP
C/O  INSTITUTIONAL  MARKETING  GROUP
4550  MONTGOMERY  AVENUE
SUITE  1000N
BETHESDA,  MD  20814

CALVERT  GROUP  WEB-SITE
WWW.CALVERT.COM/INSTITUTIONAL

PRINCIPAL  UNDERWRITER
CALVERT  DISTRIBUTORS,  INC.
4550  MONTGOMERY  AVENUE
SUITE  1000N
BETHESDA,  MD  20814



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FOR  INVESTORS WHO WANT MORE INFORMATION ABOUT THE FUND, THE FOLLOWING DOCUMENTS
ARE  AVAILABLE  FREE  UPON  REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS: ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS IS AVAILABLE IN THE FUND'S ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. IN THE FUND'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE DURING ITS LAST FISCAL YEAR.

STATEMENT OF ADDITIONAL INFORMATION (SAI): THE SAI FOR THE FUND PROVIDES MORE DETAILED INFORMATION ABOUT THE FUND AND IS INCORPORATED INTO THIS PROSPECTUS BY REFERENCE.

YOU CAN GET FREE COPIES OF REPORTS AND SAIS, REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING YOUR BROKER, OR THE FUND AT:

CALVERT  GROUP,  LTD.
4550  MONTGOMERY  AVE,  SUITE  1000N
BETHESDA,  MD  20814

TELEPHONE:  1-800-368-2745

CALVERT  GROUP  WEB-SITE
WWW.CALVERT.COM

YOU CAN REVIEW THE FUND'S REPORTS AND SAIS AT THE PUBLIC REFERENCE ROOM OF THE SECURITIES AND EXCHANGE COMMISSION. YOU CAN GET TEXT ONLY COPIES:

- FOR A FEE, BY WRITING TO OR CALLING THE PUBLIC REFERENCE ROOM OF THE COMMISSION, WASHINGTON, D.C. 20549-6009,
     TELEPHONE:  1-800-SEC-0330.

-     FREE  FROM  THE  COMMISSION'S  INTERNET  WEBSITE  AT
HTTP://WWW.SEC.GOV.

INVESTMENT  COMPANY  ACT  FILE:     NO.  811-2633  (FIRST  VARIABLE  RATE  FUND)